Annual Total Returns[BarChart] - Nationwide Bond Index Fund - Class A Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	7.11%	3.63%	(2.80%)	5.46%	(0.14%)	1.94%	2.88%	(0.75%)	8.07%	6.59%